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                     PRUDENTIAL REAL ESTATE SECURITIES FUND
                         Gateway Center Three, 4th Floor
                               100 Mulberry Street
                                Newark, NJ 07102

                                                                    June 7, 2000

Securities and Exchange Commission
450  Fifth Street, N.W.
Washington, D.C. 20549

            Re:   Prudential Real Estate Securities Fund
                  1933 Act File No.: 333-42705

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 and (ii) that the text of Post-Effective Amendment No. 4 was filed electronically on June 1, 2000.

                                       Prudential Real Estate Securities Fund

                                       /s/ Marguerite E. H. Morrison
                                       --------------------------------------
                                       Marguerite E. H. Morrison
                                       Secretary